Reserves for Future Policy Benefits and Claims Payable - Balances of and Changes in Liability for Future Policy Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Additional liabilities	$ 9,637,000,000	$ 12,437,000,000
Less: Reinsurance recoverable			$ 35,116,000,000
Reserves for future policy benefits and claims payable at January 1, 2021				$ 16,796,000,000
Payout Annuity
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	0	0
Beginning of period cumulative effect of changes in discount rate assumptions	0	0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions		0		0
Effect of actual variances from expected experience		0		0
Balance adjusted for variances from expectation		0		0
Issuances	0	0
Interest accrual	0	0
Net premiums collected	0	0
Ending balance at original discount rate	0	0
End of period cumulative effect of changes in discount rate assumptions	0	0
Balance, end of year	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	1,249,000,000	1,296,000,000
Beginning of period cumulative effect of changes in discount rate assumptions	(84,000,000)	(143,000,000)
Beginning balance at original discount rate	1,165,000,000	1,153,000,000
Beginning balance, including deferred profit liability	38,000,000	46,000,000
Effect of changes in cash flow assumptions		4,000,000		0
Effect of actual variances from expected experience		(37,000,000)		(54,000,000)
Balance adjusted for variances from expectation		1,132,000,000		1,099,000,000
Issuances	126,000,000	146,000,000
Interest accrual	40,000,000	42,000,000
Benefits payments	(124,000,000)	(122,000,000)
Ending balance at original discount rate	1,174,000,000	1,165,000,000
Ending balance, including deferred profit liability	40,000,000	38,000,000
End of period cumulative effect of changes in discount rate assumptions	(132,000,000)	84,000,000
Balance, end of year	1,042,000,000	1,249,000,000
Additional liabilities	1,042,000,000	1,249,000,000
Less: Reinsurance recoverable	71,000,000	51,000,000
Reserves for future policy benefits and claims payable at January 1, 2021	971,000,000	1,198,000,000
Closed Block Life
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	1,464,000,000	1,440,000,000
Beginning of period cumulative effect of changes in discount rate assumptions	157,000,000	191,000,000
Beginning balance at original discount rate	1,307,000,000	1,249,000,000
Effect of changes in cash flow assumptions		242,000,000		0
Effect of actual variances from expected experience		1,000,000		146,000,000
Balance adjusted for variances from expectation		1,550,000,000		1,395,000,000
Issuances	6,000,000	4,000,000
Interest accrual	39,000,000	48,000,000
Net premiums collected	(147,000,000)	(140,000,000)
Ending balance at original discount rate	1,448,000,000	1,307,000,000
End of period cumulative effect of changes in discount rate assumptions	(161,000,000)	157,000,000
Balance, end of year	1,287,000,000	1,464,000,000
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	6,913,000,000	7,647,000,000
Beginning of period cumulative effect of changes in discount rate assumptions	(349,000,000)	(660,000,000)
Beginning balance at original discount rate	6,564,000,000	6,987,000,000
Beginning balance, including deferred profit liability	0	0
Effect of changes in cash flow assumptions		331,000,000		0
Effect of actual variances from expected experience		38,000,000		193,000,000
Balance adjusted for variances from expectation		6,933,000,000		7,180,000,000
Issuances	14,000,000	12,000,000
Interest accrual	209,000,000	220,000,000
Benefits payments	(750,000,000)	(848,000,000)
Ending balance at original discount rate	6,406,000,000	6,564,000,000
Ending balance, including deferred profit liability	0	0
End of period cumulative effect of changes in discount rate assumptions	(958,000,000)	349,000,000
Balance, end of year	5,448,000,000	6,913,000,000
Additional liabilities	4,161,000,000	5,449,000,000
Less: Reinsurance recoverable	2,263,000,000	2,855,000,000
Reserves for future policy benefits and claims payable at January 1, 2021	1,898,000,000	2,594,000,000
Closed Block Annuity
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	0	0
Beginning of period cumulative effect of changes in discount rate assumptions	0	0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions		0		0
Effect of actual variances from expected experience		0		0
Balance adjusted for variances from expectation		0		0
Issuances	0	0
Interest accrual	0	0
Net premiums collected	0	0
Ending balance at original discount rate	0	0
End of period cumulative effect of changes in discount rate assumptions	0	0
Balance, end of year	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	5,739,000,000	6,343,000,000
Beginning of period cumulative effect of changes in discount rate assumptions	(689,000,000)	(997,000,000)
Beginning balance at original discount rate	5,050,000,000	5,346,000,000
Beginning balance, including deferred profit liability	459,000,000	452,000,000
Effect of changes in cash flow assumptions		(15,000,000)		0
Effect of actual variances from expected experience		(34,000,000)		(3,000,000)
Balance adjusted for variances from expectation		5,001,000,000		$ 5,343,000,000
Issuances	4,000,000	6,000,000
Interest accrual	210,000,000	222,000,000
Benefits payments	(506,000,000)	(521,000,000)
Ending balance at original discount rate	4,709,000,000	5,050,000,000
Ending balance, including deferred profit liability	671,000,000	459,000,000
End of period cumulative effect of changes in discount rate assumptions	(275,000,000)	689,000,000
Balance, end of year	4,434,000,000	5,739,000,000
Additional liabilities	4,434,000,000	5,739,000,000
Less: Reinsurance recoverable	2,000,000	2,000,000
Reserves for future policy benefits and claims payable at January 1, 2021	$ 4,432,000,000	$ 5,737,000,000